Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 2,745	$ 2,079
Accounts receivable, net of allowances of $765 and $939	25,102	23,493
Inventories	1,336	1,034
Prepaid expenses and other	5,453	3,307
Total current assets	34,636	29,913
Property, plant and equipment	252,835	246,498
Less accumulated depreciation	163,549	157,930
Property, plant and equipment, net	89,286	88,568
Investments in unconsolidated businesses	671	1,039
Wireless licenses	94,130	88,417
Goodwill	24,614	29,172
Other intangible assets, net	9,775	10,247
Other assets	11,717	9,787
Total assets	264,829	257,143
Current liabilities
Debt maturing within one year	7,190	3,453
Accounts payable and accrued liabilities	22,501	21,232
Other current liabilities	8,239	8,352
Total current liabilities	37,930	33,037
Long-term debt	105,873	113,642
Employee benefit obligations	18,599	22,112
Deferred income taxes	33,795	31,232
Other liabilities	13,922	12,433
Total long-term liabilities	172,189	179,419
Commitments and Contingencies (Note 16)
Equity
Series preferred stock ($0.10 par value; 250,000,000 shares authorized; none issued)	0	0
Common stock ($0.10 par value; 6,250,000,000 shares authorized in each period; 4,291,433,646 and 4,242,374,240 shares issued)	429	424
Additional paid in capital	13,437	11,101
Retained earnings	43,542	35,635
Accumulated other comprehensive income	2,370	2,659
Common stock in treasury, at cost (159,400,267 and 162,897,868 shares outstanding)	(6,986)	(7,139)
Deferred compensation – employee stock ownership plans and other	353	416
Noncontrolling interests	1,565	1,591
Total equity	54,710	44,687
Total liabilities and equity	$ 264,829	$ 257,143